Investment Objectives and Goals - Goldman Sachs Securitized Income ETF	Oct. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Securitized Income ETF—SummaryTicker: GSCZ Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Goldman Sachs Securitized Income ETF (the “Fund”) seeks a total return consisting of capital appreciation and income.